Advisor Class | T. Rowe Price Strategic Income Fund, Inc.
T. Rowe Price Strategic Income Fund–Advisor Class
Investment Objective
The fund seeks to provide high income and some capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Advisor Class T. Rowe Price Strategic Income Fund, Inc. T. Rowe Price Strategic Income Fund--Advisor Class
Management fees		0.50%
Distribution and service (12b-1) fees		0.25%
Other expenses		0.69%
Acquired fund fees and expenses		0.17%
Total annual fund operating expenses		1.61%
Fee waiver/expense reimbursement	[1][2]	0.60%
Total annual fund operating expenses after fee waiver/expense reimbursement	[1][3]	1.01%
[1]	T. Rowe Price Associates, Inc. has agreed (through September 30, 2013 ) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage , extraordinary expenses , and acquired fund fees ) that would cause the class's ratio of expenses to average net assets to exceed 0.95%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the class's expense ratio is below 0.95%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.95%.
[2]	T. Rowe Price Associates, Inc. is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset any acquired fund fees and expenses related to investments in other T. Rowe Price mutual funds. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price mutual funds. The T. Rowe Price funds would be required to seek regulatory approval in order to terminate this arrangement.
[3]	The figure shown under "Total annual fund operating expenses after fee waiver/expense reimbursement" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Strategic Income Fund, Inc. T. Rowe Price Strategic Income Fund--Advisor Class	103	357	705	1,688

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 70.0% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in income-producing securities or other income-producing instruments. The fund may invest in a variety of securities in an effort to enhance income and achieve some capital growth. The fund shifts its investments among the following sectors based on market conditions and outlook:

•     Government and agency obligations of the U.S. and foreign countries (including emerging market countries);

•     Corporate bonds of issuers in the U.S. and foreign countries (including emerging market countries);

•     U.S. dollar and non-U.S. dollar-denominated debt securities of issuers located in foreign countries (including emerging market countries);

•     Mortgage-backed, commercial mortgage-backed, and asset-backed securities (including collateralized mortgage obligations);

•     Bank loans and loan participations;

•     Convertible bonds and other convertible securities; and

•     Preferred stocks.

Up to 50% of the fund's net assets can be invested in non-U.S. dollar-denominated foreign debt securities. The fund may hold non-U.S. currencies without holding any bonds or other income-producing securities denominated in those currencies. There is no limit on the fund's investments in U.S. dollar-denominated foreign debt securities.

Up to 65% of the fund's net assets can be invested in noninvestment-grade securities and other holdings. The noninvestment-grade portion of the fund's portfolio may consist of the following: noninvestment-grade bonds (also called high yield or "junk bonds") of companies in the U.S. and other developed countries (not to exceed 40% of the fund's net assets); U.S. dollar-denominated debt securities in emerging markets (not to exceed 25% of the fund's net assets); non-U.S. dollar-denominated debt securities in emerging markets (not to exceed 20% of the fund's net assets); bank loans and loan participations (not to exceed 25% of the fund's net assets); convertible securities (not to exceed 15% of the fund's net assets); and preferred stocks (not to exceed 15% of the fund's net assets). Ratings will be determined, at the time of purchase, by at least one nationally recognized statistical rating organization (NRSRO) or, if not so rated, a comparable rating by T. Rowe Price. If a security is split-rated (i.e., rated investment grade by at least one rating agency, but below investment grade by another rating agency), the higher rating will be used. Although there are no maturity restrictions, under normal conditions the fund's weighted average maturity is expected to be between 4 and 15 years.

While most assets will typically be invested in bonds and other debt instruments, the fund also invests in derivatives such as forward currency exchange contracts, interest rate futures, and credit default swaps in keeping with the fund's objective.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into higher or lower yielding securities or different sectors.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Interest rate risk  This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of a fund, the greater the interest rate risk.

Credit risk  This is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. The fund is exposed to greater credit risk than other bond funds because it may invest a significant portion of its assets in noninvestment-grade securities, which are issued by companies that are usually not as strong financially and carry a higher risk of default.

Liquidity risk  This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Convertible securities risk  To the extent the fund invests in convertible securities, it is subject to market risk, credit and interest rate risk, and other risks associated with both equity and fixed income securities, depending on the price of the underlying security and the conversion price. A convertible security may be called back by the issuer prior to maturity at a price that is disadvantageous to the fund. In addition, convertible securities are typically issued by smaller capitalized companies whose stock prices are more volatile than companies that have access to more conventional means of raising capital.

Bank loan risk  To the extent the fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. The fund's ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price.

Foreign investing risk  This is the risk that the fund's investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund's investments in emerging markets. To the extent the fund purchases and sells currencies, it is subject to the additional risk that its effort at hedging will not succeed.

Prepayment risk and extension risk  Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable fixed income securities more volatile.

Derivatives risk To the extent the fund uses forward currency exchange contracts, interest rate futures, and credit default swaps, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities.Derivatives can be illiquid and difficult to value , may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund's principal use of derivatives involves the risk that anticipated interest rate movements, changes in currency values and currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund's performance.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.  The fund's past performance(before and after taxes) isnot necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Strategic Income Fund - Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	9.67%
Worst Quarter	3/31/09	0.80%
The fund's return for the six months ended 6/30/11 was 2.25%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Advisor Class T. Rowe Price Strategic Income Fund, Inc.	1 year	Since inception		Inception Date
T. Rowe Price Strategic Income Fund--Advisor Class	10.25%	16.34%		Dec. 15, 2008
T. Rowe Price Strategic Income Fund--Advisor Class Returns after taxes on distributions	7.75%	13.84%		Dec. 15, 2008
T. Rowe Price Strategic Income Fund--Advisor Class Returns after taxes on distributions and sale of fund shares	6.73%	12.56%		Dec. 15, 2008
Barclays Capital Global Aggregate ex Treasury Bond Index USD Hedged	5.11%	8.88%
Lipper Global Income Funds Average	7.63%	11.36%	[1]	Dec. 31, 2008
[1]	Since 12/31/08.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .